Results for the Year (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue	kr 16,474	kr 14,505	kr 8,417
DARZALEX
Revenue
Revenue	11,265	9,966	6,070
TEPEZZA
Revenue
Revenue	704	796	593
Kesimpta
Revenue
Revenue	1,494	779	235
Other
Revenue
Revenue	242	41	14
Janssen
Revenue
Revenue	11,949	10,530	6,782
AbbVie
Revenue
Revenue	732	1,174	245
Roche
Revenue
Revenue	704	796	603
Novartis
Revenue
Revenue	1,511	815	236
BioNTech
Revenue
Revenue	784	708	416
Pfizer
Revenue
Revenue	373	413	135
Other partners
Revenue
Revenue		69
Royalties
Revenue
Revenue	13,705	11,582	6,912
Reimbursement revenue
Revenue
Revenue	864	818	531
Milestone revenue
Revenue
Revenue	1,177	1,767	954
License revenue
Revenue
Revenue		6
Collaboration revenue
Revenue
Revenue	307	kr 332	kr 20
Net product sales
Revenue
Revenue	421
Excluding Net product Sales
Revenue
Revenue	kr 16,053